Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consists of the following:
	As of September 30,
	2024	2023
Cost
Office equipment	$30,672	$29,498
Vehicle	319,574	307,102
Leasehold improvement	10,385	9,955
	360,631	346,555

Less: accumulated depreciation and amortization	(274,824)	(187,913)
Property and equipment, net	$85,807	$158,642